Fair Value of Financial Instruments - Summary of Carrying and Estimated Fair Values for Financial Instruments (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of fair value measurement of assets and liabilities [Line Items]
Central Bank compulsory deposits	R$ 94,148	R$ 98,837	R$ 85,700
At Amortized Cost	994,759	905,729	902,289
Interbank deposits	26,420	29,048	22,688
Securities purchased under agreements to resell	280,136	244,707	265,050
Loan operations and lease operations portfolio	536,091	497,719	494,851
Other financial assets	75,090	59,568	53,895
Provision for Expected Loss	(33,373)	(36,737)	(36,763)
At Fair Value Through Other Comprehensive Income	49,323	52,149	40,039
At Fair Value Through Profit or Loss	286,646	273,536	218,805
Derivatives	23,466	22,843	24,231
At amortized cost	1,119,734	1,024,584	982,116
Deposits	463,424	402,938	329,414
Securities sold under repurchase agreements	330,237	312,634	349,164
Interbank market debt	134,670	124,587	129,648
Other financial liabilities	97,429	85,943	77,651
At Fair Value Through Profit or Loss	27,711	27,211	25,217
Derivatives	27,519	26,746	24,698
Structured notes	(192)	(465)	(519)
Provision for expected loss	3,792	4,922	4,742
Loan Commitments	2,601	3,015	R$ 2,761
Financial Guarantees	1,191	1,907
Carrying value [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Cash deposits on demand	37,159	18,749
Financial assets	1,424,876	1,330,251
Central Bank compulsory deposits	94,148	98,837
At Amortized Cost	994,759	905,729
Interbank deposits	26,420	29,048
Securities purchased under agreements to resell	280,136	244,707
Securities	110,395	111,424
Loan operations and lease operations portfolio	536,091	497,719
Other financial assets	75,090	59,568
Provision for Expected Loss	(33,373)	(36,737)
At Fair Value Through Other Comprehensive Income	49,323	52,149
Securities	49,323	52,149
At Fair Value Through Profit or Loss	286,646	273,536
Securities	263,180	250,693
Derivatives	23,466	22,843
Financial liabilities	1,151,237	1,056,717
At amortized cost	1,119,734	1,024,584
Deposits	463,424	402,938
Securities sold under repurchase agreements	330,237	312,634
Interbank market debt	134,670	124,587
Institutional market debt	93,974	98,482
Other financial liabilities	97,429	85,943
At Fair Value Through Profit or Loss	27,711	27,211
Derivatives	27,519	26,746
Structured notes	192	465
Provision for expected loss	3,792	4,922
Loan Commitments	2,601	3,015
Financial Guarantees	1,191	1,907
Estimated fair value [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Cash deposits on demand	37,159	18,749
Financial assets	1,433,116	1,338,314
Central Bank compulsory deposits	94,148	98,837
At Amortized Cost	1,002,999	913,792
Interbank deposits	26,510	29,112
Securities purchased under agreements to resell	280,136	244,707
Securities	112,171	113,049
Loan operations and lease operations portfolio	542,465	504,093
Other financial assets	75,090	59,568
Provision for Expected Loss	(33,373)	(36,737)
At Fair Value Through Other Comprehensive Income	49,323	52,149
Securities	49,323	52,149
At Fair Value Through Profit or Loss	286,646	273,536
Securities	263,180	250,693
Derivatives	23,466	22,843
Financial liabilities	1,150,700	1,054,981
At amortized cost	1,119,197	1,022,848
Deposits	463,363	402,911
Securities sold under repurchase agreements	330,237	312,634
Interbank market debt	134,533	124,257
Institutional market debt	93,635	97,103
Other financial liabilities	97,429	85,943
At Fair Value Through Profit or Loss	27,711	27,211
Derivatives	27,519	26,746
Structured notes	192	465
Provision for expected loss	3,792	4,922
Loan Commitments	2,601	3,015
Financial Guarantees	R$ 1,191	R$ 1,907